Composition of certain financial statement captions (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Composition Of Certain Financial Statement [Abstract]
Schedule of accrued liabilities

Accrued expenses as of January 31, 2019 and October 31, 2019 are as follows:

	January 31,	October 31,
	2019	2019
Payment processing fees liability	$2,267	$2,428
Commission and bonus	320	2,653
Accrued payment related to acquisition of Vital Score	350	350
Vacation	417	543
Other	1,744	2,044

Total	$5,098	$8,018

Accrued expenses at January 31, 2018 and 2019 are as follows:

	January 31,

	2018	2019
Payment processing fees liability	$1,858	$2,267
Commission and bonus	2,365	320
Acquisition	—	350
Vacation	402	417
Other	1,763	1,744

Total	$6,388	$5,098

Schedule of property and equipment

Property and equipment as of January 31, 2019 and October 31, 2019 are as follows:

	Useful life (years)	January 31,	October 31,
		2019	2019
PhreesiaPads and Arrivals Stations	3	$22,747	$26,470
Computer equipment	3	14,338	17,093
Computer software	3	2,166	2,223
Hardware development	3	1,024	1,024
Furniture and fixtures	7	647	683
Leasehold improvements	2	1,151	1,175

Total property and equipment		$42,073	$48,668
Less accumulated depreciation and amortization		(27,862)	(34,304)

Property and equipment—net		$14,211	$14,364

Property and equipment at January 31, 2018 and 2019 are as follows:

	Useful life (years)	January 31,
		2018	2019
PhreesiaPads and Arrivals Stations	3	$19,936	$22,747
Computer equipment	3	9,214	14,338
Computer software	3	2,139	2,166
Hardware development	3	709	1,024
Furniture and fixtures	7	612	647
Leasehold improvements	2	893	1,151

Total property and equipment		$33,503	$42,073
Less accumulated depreciation and amortization		(20,333)	(27,862)

Property and equipment—net		$13,170	$14,211

Schedule of intangible assets

The following presents the details of intangible assets as of January 31, 2019 and October 31, 2019.

	Useful life (years)	January 31,	October 31,
		2019	2019
Acquired technology gross carrying value	5	$490	$490
Customer relationship gross carrying value	7	980	980

Total intangible assets		$1,470	$1,470
Less accumulated amortization		(33)	(212)

Net carrying value		$1,437	$1,258

The following presents the details of intangible assets as of January 31, 2019. There were no intangible assets as of January 31, 2018.

	January 31, 2019

	Gross carrying amount	Accumulated amortization	Net	Life	Remaining useful life (in years)
Acquired technology	$490	$(14)	$476	5	4.8
Customer Relationship	980	(19)	961	7	6.8

	$1,470	$(33)	$1,437

Schedule of estimated amortization expense for intangible assets

The estimated amortization expense for intangible assets for the next five years and thereafter is as follows as of October 31, 2019:

2020 (Remaining three months)	$60

Years ending January 31,
2021	238
2022	238
2023	238
2024	224
2025—thereafter	260

Total	$1,258

The estimated amortization expense for intangible assets for the next five years and thereafter is as follows as of January 31, 2019:

Year Ending January 31,
2020	$238
2021	238
2022	238
2023	238
2024	224
Thereafter	261

$1,437

Schedule of goodwill

The changes in the carrying amount of goodwill were as follows. There was not any goodwill balance in fiscal 2018.

Balance at February 1, 2018	$—
Vital Score Acquisition	250

Balance at January 31, 2019	$250

Schedule of accounts receivable

Accounts receivable as of January 31, 2019 and October 31, 2019 are as follows:

	January 31,	October 31,
	2019	2019
Billed	$15,990	$19,759
Unbilled	636	978

Total accounts receivable, gross	$16,626	$20,737
Less allowance for doubtful accounts	(517)	(729)

Total accounts receivable	$16,109	$20,008

Accounts Receivable at January 31, 2018 and 2019 are as follows:

	January 31,

	2018	2019
Billed	$12,744	$15,990
Unbilled	107	636

	12,851	16,626
Less: Allowance for doubtful accounts	(542)	(517)

	$12,309	$16,109